Accounts Receivable Net (Schedule Of Accounts Receivable Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, Net [Abstract]
Accounts Receivable	$ 8,236	$ 4,884
Provision for doubtful receivables	(458)	(49)
Accounts receivable, net	$ 7,778	$ 4,835